Stock Based Compensation (Fair Value Assumption Of Stock Acquisition Rights) (Detail) (MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member])	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member]
Stock-Based Compensation [Line Items]
Risk-free interest rate	0.22%	0.11%	0.29%
Expected volatility	30.16%	40.48%	44.96%
Expected term	4 years	4 years	4 years
Expected dividend yield	1.96%	3.18%	3.13%